Restructuring costs (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restructuring costs	$ 199	$ 181	$ 654	$ 861	$ 1,132	$ 3,531
Fourth Quarter [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Business exit costs			$ 100